INCOME TAXES - Income Tax Exemption (Details) - ¥ / shares	12 Months Ended							36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Income tax holiday
Preferential tax rate (as a percent)					25.00%	25.00%	25.00%
Qualified software enterprise
Income tax holiday
Preferential tax rate (as a percent)								15.00%
Per share impact of tax holiday (in dollars per share)					¥ 0.00	¥ 0.00	¥ 0.09
Qualified research and development expenses
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)				75.00%	75.00%	50.00%
Yin Tian Xia Technology | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)	50.00%	50.00%	50.00%
Yin He You | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)					50.00%	50.00%	50.00%
Gold Master Network | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)				50.00%	50.00%	50.00%